Note 8 - Warrant Liability - 10-Q (Details) - Warrant Liability (USD $)	1 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Beginning Balance - December 31, 2012		$ 2,766,000	$ 0
Change in value of warrant liability, loss	3,000	1,715,000
Ending Balance - September 30, 2013	2,766,000	4,481,000	0
Visser MTA Agreement [Member]
Class of Warrant or Right [Line Items]
Beginning Balance - December 31, 2012		1,260,000
Change in value of warrant liability, loss		1,063,000
Ending Balance - September 30, 2013		2,323,000
July 2, 2012 Private Placement [Member]
Class of Warrant or Right [Line Items]
Beginning Balance - December 31, 2012		1,506,000
Change in value of warrant liability, loss		652,000
Ending Balance - September 30, 2013		$ 2,158,000